CAPITAL COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2011
FSRU retrofitting
Capital commitments:
Fiscal year maturity schedule of capital commitments
As at December 31, 2011, the estimated timing of the outstanding payments in connection with the Nusantara Regas Satu FSRU retrofitting is due to be paid as follows:

(in thousands of $)
Payable within 12 months to December 31, 2012	81,070

Newbuildings
Capital commitments:
Fiscal year maturity schedule of capital commitments
As at December 31, 2011, the estimated timing of the payments in connection with these newbuildings is due to be paid as follows:

(in thousands of $)
Payable within 12 months to December 31, 2012	153,245
Payable within 12 months to December 31, 2013	925,730
Payable within 12 months to December 31, 2014	615,355
1,694,330